Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Airlines - 0.7%
Southwest Airlines Co.	22,678	$ 700,523

Auto Components - 0.8%
BorgWarner, Inc.	22,948	839,897

Banks - 7.5%
Citizens Financial Group, Inc.	44,129	1,094,841
Fifth Third Bancorp	68,280	1,356,041
First Republic Bank	7,832	880,943
Huntington Bancshares, Inc.	87,807	813,971
M&T Bank Corp.	15,740	1,667,653
Regions Financial Corp.	89,397	970,851
TCF Financial Corp.	27,520	756,525
Zions Bancorp NA	18,988	616,540

		8,157,365

Beverages - 1.6%
Constellation Brands, Inc., Class A	6,188	1,102,702
Keurig Dr. Pepper, Inc.	21,250	650,037

		1,752,739

Building Products - 1.2%
Fortune Brands Home & Security, Inc.	16,554	1,266,381

Capital Markets - 5.8%
Ameriprise Financial, Inc.	11,874	1,824,203
Northern Trust Corp.	15,366	1,203,926
Raymond James Financial, Inc.	17,782	1,235,493
T. Rowe Price Group, Inc.	14,520	2,005,212

		6,268,834

Chemicals - 1.4%
Sherwin-Williams Co.	2,268	1,469,483

Communications Equipment - 1.1%
CommScope Holding Co., Inc. (A)	34,177	317,163
Motorola Solutions, Inc.	6,544	914,851

		1,232,014

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	5,453	1,129,752

Consumer Finance - 0.6%
Discover Financial Services	12,812	633,297

Containers & Packaging - 3.5%
Ball Corp.	16,058	1,182,350
Packaging Corp. of America	6,615	635,834
Silgan Holdings, Inc.	32,739	1,252,267
WestRock Co.	26,390	708,835

		3,779,286

Distributors - 0.7%
Genuine Parts Co.	8,677	782,231

Electric Utilities - 4.5%
Edison International	24,096	1,341,424
Entergy Corp.	13,301	1,398,334
Xcel Energy, Inc.	31,920	2,203,757

		4,943,515

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 3.1%
Acuity Brands, Inc.	9,832	$ 974,351
AMETEK, Inc.	13,886	1,294,869
Hubbell, Inc.	8,440	1,139,147

		3,408,367

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	12,874	1,361,554
CDW Corp.	9,988	1,161,105
Keysight Technologies, Inc. (A)	8,499	848,965
SYNNEX Corp.	9,882	1,232,681

		4,604,305

Equity Real Estate Investment Trusts - 11.1%
American Campus Communities, Inc.	12,743	454,161
American Homes 4 Rent, Class A	33,959	984,811
AvalonBay Communities, Inc.	8,533	1,306,573
Boston Properties, Inc.	13,446	1,197,904
Brixmor Property Group, Inc.	49,092	565,049
Essex Property Trust, Inc.	3,363	742,349
Federal Realty Investment Trust	8,501	648,626
Host Hotels & Resorts, Inc.	29,003	312,652
JBG SMITH Properties	14,915	432,684
Kimco Realty Corp.	49,096	547,421
Outfront Media, Inc.	31,225	449,952
Rayonier, Inc.	34,269	951,993
Regency Centers Corp.	11,686	479,477
Ventas, Inc.	10,648	408,457
Vornado Realty Trust	20,468	706,555
Weyerhaeuser Co.	35,006	973,517
WP Carey, Inc.	12,852	917,247

		12,079,428

Food & Staples Retailing - 1.4%
Kroger Co.	34,064	1,185,087
US Foods Holding Corp. (A)	18,650	378,595

		1,563,682

Food Products - 0.9%
Post Holdings, Inc. (A)	11,505	1,020,954

Gas Utilities - 0.9%
National Fuel Gas Co.	25,240	1,023,987

Health Care Equipment & Supplies - 1.6%
Zimmer Biomet Holdings, Inc.	13,224	1,783,389

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	14,130	1,415,685
Cigna Corp.	5,898	1,018,525
Henry Schein, Inc. (A)	14,159	973,148
Humana, Inc.	1,535	602,411
Laboratory Corp. of America Holdings (A)	8,728	1,683,806
Universal Health Services, Inc., Class B	11,711	1,287,039

		6,980,614

Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.	4,293	325,839

Household Durables - 1.7%
Mohawk Industries, Inc. (A)	10,096	806,165
Newell Brands, Inc.	63,617	1,043,319

		1,849,484

Household Products - 1.0%
Energizer Holdings, Inc.	20,889	1,047,166

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	10,631	$ 1,265,939

Insurance - 7.0%
Alleghany Corp.	1,351	705,654
Hartford Financial Services Group, Inc.	30,730	1,300,494
Lincoln National Corp.	14,527	541,421
Loews Corp.	51,487	1,874,642
Marsh & McLennan Cos., Inc.	10,491	1,223,251
Progressive Corp.	12,577	1,136,206
W.R. Berkley Corp.	14,070	868,822

		7,650,490

Internet & Direct Marketing Retail - 0.4%
Expedia Group, Inc.	5,858	474,557

IT Services - 0.7%
Jack Henry & Associates, Inc.	4,263	760,093

Machinery - 5.5%
IDEX Corp.	7,271	1,198,406
ITT, Inc.	21,353	1,232,709
Lincoln Electric Holdings, Inc.	13,443	1,215,113
Middleby Corp. (A)	13,403	1,113,253
Snap-on, Inc.	8,300	1,210,721

		5,970,202

Media - 3.5%
Discovery, Inc., Class C (A)	52,919	1,002,815
DISH Network Corp., Class A (A)	11,382	365,476
Liberty Broadband Corp., Class C (A)	7,971	1,094,179
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	39,836	1,393,862

		3,856,332

Multi-Utilities - 4.5%
CMS Energy Corp.	28,375	1,821,107
Sempra Energy	8,880	1,105,205
WEC Energy Group, Inc.	20,746	1,976,264

		4,902,576

Multiline Retail - 0.5%
Kohl’s Corp.	18,273	347,918
Nordstrom, Inc. (B)	14,852	203,324

		551,242

Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.	50,499	944,331
Diamondback Energy, Inc.	37,206	1,483,031
EQT Corp.	44,440	645,269
Equitrans Midstream Corp.	49,265	475,407
Williams Cos., Inc.	67,259	1,286,665

		4,834,703

Personal Products - 0.1%
Coty, Inc., Class A	37,798	140,231

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	28,122	1,232,025
Cushman & Wakefield PLC (A)	27,066	289,606

		1,521,631

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	7,458	856,551

	Shares	Value
COMMON STOCKS (continued)
Software - 1.1%
Synopsys, Inc. (A)	5,794	$ 1,154,281

Specialty Retail - 4.0%
AutoZone, Inc. (A)	1,561	1,884,783
Best Buy Co., Inc.	17,829	1,775,590
Gap, Inc.	51,462	688,047

		4,348,420

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	5,499	432,881
PVH Corp.	2,181	106,128
Ralph Lauren Corp.	11,321	807,187

		1,346,196

Total Common Stocks (Cost $76,900,283)		108,275,976

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (C)	83,300	83,300

Total Other Investment Company (Cost $83,300)		83,300

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $914,015 on 08/03/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $932,386.	$ 914,015	914,015

Total Repurchase Agreement (Cost $914,015)		914,015

Total Investments (Cost $77,897,598)		109,273,291
Net Other Assets (Liabilities) - (0.2)%		(234,682)

Net Assets - 100.0%		$ 109,038,609

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$108,275,976	$—	$—	$108,275,976
Other Investment Company	83,300	—	—	83,300
Repurchase Agreement	—	914,015	—	914,015

Total Investments	$108,359,276	$914,015	$—	$109,273,291

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $201,284, collateralized by cash collateral of $83,300 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $122,542. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4